Fees Summary	Apr. 02, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,194,843.68
Total Fee Amount	6,000.73
Total Offset Amount	0	[1]
Net Fee	$ 6,000.73

[1]	The Registrant does not have any fee offsets.